CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments

2.Financial data relating to reportable operating segments:

	Year ended December 31, 2020
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Unallocated	Total

Revenues	$92,671	$54,169	$19,045	$-	$165,885
Cost of revenues	61,939	37,728	25,003	-	124,670

Gross profit (loss)	30,732	16,441	(5,958)	-	41,215

Research and development, net	7,350	18,953	-	-	26,303
Selling and marketing	12,388	4,448	35	-	16,871
General and administrative	8,520	4,002	1,541	-	14,063
Merger, acquisition and related litigation income, net	-	-	-	(53,633)	(53,633)

Operating income (loss)	2,474	(10,962)	(7,534)	53,633	37,611
Financial expenses, net					1,907

Income before taxes					35,704
Taxes on income					793

Net income					$34,911

Depreciation and amortization expenses	$5,953	$4,259	$79	$-	$10,291

F - 53

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 15:- CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Cont.)

	Year ended December 31, 2019
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Unallocated	Total

Revenues	$127,265	$104,665	$31,562	$-	$263,492
Cost of revenues	80,038	53,263	34,314	-	167,615

Gross profit (loss)	47,227	51,402	(2,752)	-	95,877

Research and development, net	10,919	19,265	-	-	30,184
Selling and marketing	14,955	6,485	48	-	21,488
General and administrative	11,279	5,914	1,322	-	18,515
Merger, acquisition and related litigation expenses, net	-	-	-	118	118

Operating income (loss)	10,074	19,738	(4,122)	(118)	25,572
Financial expenses, net					2,617

Income before taxes					22,955
Taxes on income (benefit)					(13,583)

Net income					$36,538

Depreciation and amortization expenses	$7,032	$3,871	$75	$-	$10,978

	Year ended December 31, 2018
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$144,208	$97,180	$25,003	$266,391
Cost of revenues	93,745	47,995	30,614	172,354

Gross profit (loss)	50,463	49,185	(5,611)	94,037

Research and development, net	11,764	21,259	-	33,023
Selling and marketing	16,106	6,421	179	22,706
General and administrative	11,302	4,436	1,286	17,024

Operating income (loss)	11,291	17,069	(7,076)	21,284
Financial expenses, net				4,298

Income before taxes				16,986
Taxes on income (benefit)				(1,423)

Net income				$18,409

Depreciation and amortization expenses	$6,811	$6,128	$210	$13,149

Schedule of Revenues by Geographic Area

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2020	2019	2018

Latin America	$58,622	$81,622	$94,707
Asia Pacific	25,265	44,181	39,381
North America	59,819	107,520	97,122
Europe, the Middle East and Africa	22,179	30,169	35,181

	$165,885	$263,492	$266,391

Schedule of Long-Lived Assets by Geographic Area

c.The Company's long-lived assets (property and equipment, net and operating lease right-of-use asset) are located as follows:

	December 31,
	2020	2019

Israel	$59,554	$62,897
Latin America	3,657	5,878
United States	8,737	7,820
Europe	8,593	9,500
Other	1,510	1,700

	$82,051	$87,795

Schedule of Revenues from Major Customers

d.The table below represents the revenues from major customers:

	Year ended December 31,
	2020	2019	2018

Customer A	20%	16%	10%
Customer B	11%	12%	15%
Customer C	* )	11%	* )
Customer D	-	* )	13%

*)Less than 10%